Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1 | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2 | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3 | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%